Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis - Spartacus Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Liabilities:
Warrant Liability – Public Warrants	$ 12,400,000	$ 11,200,000
Warrant Liability – Private Placement Warrants	12,425,000	11,812,500
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Warrant Liability – Public Warrants	12,400,000	11,200,000
Warrant Liability – Private Placement Warrants
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant Liability – Public Warrants
Warrant Liability – Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant Liability – Public Warrants
Warrant Liability – Private Placement Warrants	$ 12,425,000	$ 11,812,500